Note 5 - Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2015 USD ($)
Note 5 - Income Taxes Details Narrative
Net operating loss carryforward	$ 35,800,000
Net operating loss carryforward, expiration	The operating loss carryforwards expire through 2035.